Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 82.9% of Net Assets

Non-Convertible Bonds — 77.6%
	ABS Car Loan — 0.4%
$802,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$774,276
410,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	398,768
		1,173,044
	ABS Other — 0.1%
126,376	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036(a)	123,069
139,830	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	132,860
		255,929
	Aerospace & Defense — 3.3%
550,000	Boeing Co., 3.625%, 2/01/2031	481,374
895,000	Boeing Co., 5.150%, 5/01/2030	859,456
130,000	Boeing Co., 5.705%, 5/01/2040	119,855
1,555,000	Boeing Co., 5.805%, 5/01/2050	1,401,366
30,000	Boeing Co., 5.930%, 5/01/2060	26,822
230,000	Boeing Co., 6.388%, 5/01/2031(a)	234,153
95,000	Boeing Co., 6.528%, 5/01/2034(a)	97,270
45,000	Boeing Co., 6.858%, 5/01/2054(a)	46,178
1,220,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	1,205,965
200,000	Bombardier, Inc., 7.000%, 6/01/2032(a)	202,778
448,000	Bombardier, Inc., 7.125%, 6/15/2026(a)	454,463
815,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	836,777
295,000	Bombardier, Inc., 8.750%, 11/15/2030(a)	318,831
175,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	163,901
295,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(a)	325,419
665,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	668,354
1,120,000	TransDigm, Inc., 6.625%, 3/01/2032(a)	1,131,266
1,590,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,611,052
695,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	709,491
		10,894,771
	Airlines — 0.8%
323,386	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	311,065
841,796	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	819,227
1,010,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	982,597
380,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026(a)	361,555
		2,474,444
	Automotive — 0.9%
1,370,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,305,811
750,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029(a)	718,836
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029(a)	47,825
220,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	224,057
325,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	336,003
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	289,691
		2,922,223
	Banking — 0.3%
1,180,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,105,394
	Brokerage — 0.3%
340,000	Coinbase Global, Inc., 3.375%, 10/01/2028(a)	291,504
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031(a)	148,332
405,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028(a)	373,600
		813,436
Principal Amount (‡)	Description	Value (†)

	Building Materials — 1.8%
$805,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030(a)	$807,910
765,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(a)	771,891
490,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(a)	433,124
635,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	622,552
745,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(b)	794,759
840,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(b)	807,236
205,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(a)	181,926
810,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(a)	795,848
320,000	Standard Industries, Inc., 4.375%, 7/15/2030(a)	289,125
455,000	Summit Materials LLC/Summit Materials Finance Corp., 7.250%, 1/15/2031(a)	471,223
		5,975,594
	Cable Satellite — 6.4%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	3,138,366
4,310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	3,271,538
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	12,081
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	476,210
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	249,636
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	129,044
7,090,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	2,582,193
220,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	167,150
5,710,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	2,155,226
425,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	310,200
3,450,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	3,245,023
1,145,000	DISH DBS Corp., 5.125%, 6/01/2029	453,432
1,410,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,112,197
960,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	665,581
4,160,000	DISH DBS Corp., 7.750%, 7/01/2026	2,582,385
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	299,052
195,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(a)	191,264
		21,040,578
	Chemicals — 2.3%
400,000	Ashland, Inc., 3.375%, 9/01/2031(a)	336,591
440,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(a)	240,900
515,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	526,072
110,000	Chemours Co., 4.625%, 11/15/2029(a)	94,710
955,000	Chemours Co., 5.750%, 11/15/2028(a)	881,701
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,670,863
770,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028(a)	814,637
		7,565,474
	Consumer Cyclical Services — 2.3%
1,535,000	ADT Security Corp., 4.125%, 8/01/2029(a)	1,415,613
340,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	303,579
1,235,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	1,176,695
4,500,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	4,505,288
		7,401,175
	Consumer Products — 1.5%
1,685,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	1,601,469
685,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(a)	695,137
2,225,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(a)	2,012,841
690,000	Newell Brands, Inc., 5.700%, 4/01/2026	681,515
		4,990,962

Principal Amount (‡)	Description	Value (†)

	Diversified Manufacturing — 0.6%
$695,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 6.750%, 7/15/2031(a)	$703,688
515,000	Esab Corp., 6.250%, 4/15/2029(a)	518,088
920,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	810,859
		2,032,635
	Electric — 0.3%
685,000	Calpine Corp., 4.500%, 2/15/2028(a)	650,810
89,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	76,415
290,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	309,205
		1,036,430
	Environmental — 0.5%
35,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	33,620
605,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	606,576
285,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	290,752
915,000	Reworld Holding Corp., 4.875%, 12/01/2029(a)	835,146
		1,766,094
	Finance Companies — 4.2%
1,000,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.340%, 1/15/2067(a)(c)	636,600
345,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(b)	332,629
300,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	291,930
295,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	294,810
565,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	574,887
100,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	101,692
1,030,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,059,163
500,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	489,382
660,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	605,214
705,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(a)	662,641
980,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	782,340
1,850,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,733,352
60,000	OneMain Finance Corp., 3.875%, 9/15/2028	53,797
275,000	OneMain Finance Corp., 4.000%, 9/15/2030	236,016
215,000	OneMain Finance Corp., 5.375%, 11/15/2029	201,639
925,000	OneMain Finance Corp., 7.125%, 3/15/2026	939,941
1,220,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	1,139,342
3,060,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	2,666,738
1,235,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,040,721
		13,842,834
	Financial Other — 1.1%
129,370	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(d)	6,145
99,754	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(d)	2,110
130,177	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(d)	2,753
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	13,476
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	26,004
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	4,666
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	5,000
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	7,000
441,195	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	15,614
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	14,891
55,431	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	1,109
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$74,327	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(d)	$633
197,246	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–1.370%(b)(g)	1,404
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	5,063
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	3,034
700,000	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)	18,011
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	2,732
3,015,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,577,950
755,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	708,660
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	13,000
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	6,116
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	26,000
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	19,825
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	6,260
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	10,828
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	9,354
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	11,700
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	8,850
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	9,612
78,664	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	10,180
78,760	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	9,111
157,711	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	16,706
236,855	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	24,043
237,141	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	20,750
111,536	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	9,276
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	4,590
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	8,590
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	52,164
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	11,302
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	11,521
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	2,390
		3,718,423
	Food & Beverage — 1.1%
680,000	Fiesta Purchaser, Inc., 7.875%, 3/01/2031(a)	702,635
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	294,448
1,345,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,199,565
820,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	735,005
35,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	33,772
795,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	797,027
		3,762,452
	Gaming — 1.4%
1,125,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	1,148,968
260,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	268,637
1,210,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(a)	1,152,672
500,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(a)	502,643
705,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	690,152
1,020,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	956,551
		4,719,623

Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — 0.5%
$490,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	$507,688
1,135,000	Ecopetrol SA, 8.375%, 1/19/2036	1,114,850
		1,622,538
	Health Care REITs — 0.2%
765,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	498,486
	Health Insurance — 0.2%
90,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	80,010
830,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	719,192
		799,202
	Healthcare — 1.7%
1,475,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(a)	1,216,126
885,000	Concentra Escrow Issuer Corp., 6.875%, 7/15/2032(a)	896,647
185,000	Hologic, Inc., 3.250%, 2/15/2029(a)	165,965
675,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	621,614
1,425,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	1,441,128
420,000	Neogen Food Safety Corp., 8.625%, 7/20/2030(a)	453,429
665,000	Star Parent, Inc., 9.000%, 10/01/2030(a)	698,181
		5,493,090
	Independent Energy — 5.2%
585,000	Antero Resources Corp., 5.375%, 3/01/2030(a)	566,135
1,195,000	Baytex Energy Corp., 8.500%, 4/30/2030(a)	1,249,731
350,000	Chesapeake Energy Corp., 5.875%, 2/01/2029(a)	346,482
585,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(a)	586,124
1,050,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	1,100,220
340,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	364,555
535,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	536,153
770,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	813,530
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026	617,338
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	305,670
315,000	Gulfport Energy Corp., 8.000%, 5/17/2026(a)	318,534
1,170,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	1,043,055
375,000	Matador Resources Co., 5.875%, 9/15/2026	374,411
1,135,000	Matador Resources Co., 6.500%, 4/15/2032(a)	1,135,084
515,000	Matador Resources Co., 6.875%, 4/15/2028(a)	522,744
260,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	252,906
795,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	803,972
985,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,033,545
1,405,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	1,383,487
585,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(a)	600,951
315,000	Range Resources Corp., 8.250%, 1/15/2029	326,414
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	65,450
1,565,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,618,165
135,000	SM Energy Co., 5.625%, 6/01/2025	134,420
180,000	SM Energy Co., 6.625%, 1/15/2027	179,284
430,000	SM Energy Co., 6.750%, 9/15/2026	430,143
500,000	Vital Energy, Inc., 7.875%, 4/15/2032(a)	508,295
20,000	Vital Energy, Inc., 9.750%, 10/15/2030	21,838
		17,238,636
	Leisure — 3.5%
1,765,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,743,684
1,545,000	Carnival Corp., 6.000%, 5/01/2029(a)	1,526,182
110,000	Carnival Corp., 7.000%, 8/15/2029(a)	114,025
2,510,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	2,481,444
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	4,943
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	434,549
1,250,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	1,209,746
1,730,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,707,932
305,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(a)	288,186
565,000	Viking Cruises Ltd., 5.875%, 9/15/2027(a)	559,155
230,000	Viking Cruises Ltd., 7.000%, 2/15/2029(a)	231,225
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$870,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(a)	$850,474
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	324,744
		11,476,289
	Lodging — 1.7%
190,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	164,422
395,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	349,678
2,805,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(a)	2,818,133
790,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	725,896
345,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	317,851
1,435,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,305,930
		5,681,910
	Media Entertainment — 1.3%
875,000	Advantage Sales & Marketing, Inc., 6.500%, 11/15/2028(a)	791,721
515,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	260,857
495,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	384,653
1,220,000	Paramount Global, 4.375%, 3/15/2043	808,808
325,000	Paramount Global, 5.850%, 9/01/2043	255,580
1,035,000	Paramount Global, 6.875%, 4/30/2036	969,211
715,000	Stagwell Global LLC, 5.625%, 8/15/2029(a)	660,710
		4,131,540
	Metals & Mining — 2.4%
900,000	ATI, Inc., 4.875%, 10/01/2029	841,299
520,000	ATI, Inc., 7.250%, 8/15/2030	536,774
940,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(a)	929,358
510,000	Commercial Metals Co., 4.125%, 1/15/2030	466,204
760,000	Commercial Metals Co., 4.375%, 3/15/2032	685,200
1,580,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,650,903
1,075,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(a)	681,431
460,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(a)	338,569
210,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	214,251
675,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	680,266
800,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	839,626
		7,863,881
	Midstream — 5.4%
100,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/01/2028(a)	102,645
520,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	504,066
685,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 3/01/2027(a)	679,467
820,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	827,378
620,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.000%, 7/15/2029(a)	631,402
1,605,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,521,421
665,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	684,324
1,230,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	1,176,270
680,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	655,416
330,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	308,565
140,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	141,341
1,230,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	1,256,089
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	224,109
570,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(a)	557,623

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$320,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(a)	$328,906
350,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	321,268
1,470,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	1,423,336
140,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	138,945
1,020,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	1,034,038
1,025,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	1,010,046
890,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	904,203
680,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	625,605
350,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	327,327
1,555,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	1,325,026
320,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	287,157
770,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	798,668
		17,794,641
	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.968%, 5/10/2047(a)(c)	622,000
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	93,608
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.296%, 8/10/2044(a)(c)	157,856
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.296%, 8/10/2044(a)(c)	869,411
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.790%, 6/10/2047(a)(c)	126,805
453,699	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.248%, 8/15/2046(c)	415,584
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.213%, 8/15/2046(c)	693,479
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.425%, 10/15/2030(a)(c)	324,446
190,251	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(c)	135,803
247,103	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	230,297
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	374,415
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.477%, 12/15/2045(c)	168,882
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.328%, 8/15/2046(c)	143,560
		4,356,146
	Office REITs — 0.1%
380,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	317,769
	Oil Field Services — 1.2%
420,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(a)	440,859
170,000	Oceaneering International, Inc., 6.000%, 2/01/2028	168,056
405,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	411,303
1,009,125	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	1,007,861
380,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	392,193
703,000	Transocean, Inc., 8.000%, 2/01/2027(a)	700,564
9,000	Transocean, Inc., 8.000%, 2/01/2027	8,969
500,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/2029(a)	503,804
440,000	Weatherford International Ltd., 8.625%, 4/30/2030(a)	455,944
		4,089,553
Principal Amount (‡)	Description	Value (†)

	Other REITs — 0.3%
$60,000	Service Properties Trust, 4.750%, 10/01/2026	$56,220
875,000	Service Properties Trust, 8.625%, 11/15/2031(a)	912,025
		968,245
	Packaging — 0.2%
422,598	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(h)	104,635
620,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	544,732
		649,367
	Pharmaceuticals — 3.4%
3,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	2,387,268
965,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	803,363
640,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	595,117
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	755,717
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	290,261
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	246,544
265,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	248,712
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,131,358
510,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	491,466
715,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	767,957
515,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	572,607
		11,290,370
	Property & Casualty Insurance — 3.4%
355,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	322,479
495,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	488,248
1,095,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,106,196
1,340,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	1,343,654
1,200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	1,186,277
810,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(a)	791,136
1,460,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	1,476,963
2,520,000	HUB International Ltd., 7.250%, 6/15/2030(a)	2,583,330
935,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	582,393
1,920,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.850%, 1/15/2033(a)(f)	96,000
1,065,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,077,177
		11,053,853
	Refining — 0.3%
865,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	868,562
	Restaurants — 2.0%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	222,435
265,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	248,198
380,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	334,514
1,815,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,711,861
1,555,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,560,636
340,000	Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029(a)	306,128
735,000	Papa John's International, Inc., 3.875%, 9/15/2029(a)	650,540

Principal Amount (‡)	Description	Value (†)

	Restaurants — continued
$875,000	Yum! Brands, Inc., 3.625%, 3/15/2031	$772,227
700,000	Yum! Brands, Inc., 4.625%, 1/31/2032	643,777
		6,450,316
	Retailers — 1.4%
480,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	454,784
395,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	365,087
525,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	509,647
75,000	Bath & Body Works, Inc., 6.625%, 10/01/2030(a)	75,234
1,680,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,634,455
370,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026(a)	365,537
545,000	Parkland Corp., 4.500%, 10/01/2029(a)	498,842
500,000	Parkland Corp., 4.625%, 5/01/2030(a)	456,022
325,000	Parkland Corp., 5.875%, 7/15/2027(a)	320,739
		4,680,347
	Technology — 6.0%
2,410,000	Block, Inc., 6.500%, 5/15/2032(a)	2,442,270
1,232,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(a)	1,284,547
785,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(a)	753,847
1,390,000	CommScope Technologies LLC, 5.000%, 3/15/2027	573,917
500,000	CommScope, Inc., 4.750%, 9/01/2029(a)	346,600
365,000	CommScope, Inc., 6.000%, 3/01/2026(a)	320,306
700,000	Elastic NV, 4.125%, 7/15/2029(a)	639,144
303,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	240,242
360,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	324,964
940,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	909,566
405,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	384,947
400,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	407,036
1,040,000	NCR Atleos Corp., 9.500%, 4/01/2029(a)	1,123,971
535,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	505,137
640,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	602,724
45,000	NCR Voyix Corp., 5.250%, 10/01/2030(a)	41,130
1,385,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,329,288
175,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(a)	165,298
190,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	175,040
630,000	Sabre Global, Inc., 11.250%, 12/15/2027(a)	612,411
400,000	Seagate HDD Cayman, 4.091%, 6/01/2029	370,268
510,000	Seagate HDD Cayman, 8.250%, 12/15/2029	546,975
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032	34,904
1,505,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,311,756
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	114,800
970,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	976,938
1,085,000	UKG, Inc., 6.875%, 2/01/2031(a)	1,098,595
335,000	Western Digital Corp., 2.850%, 2/01/2029	290,720
1,910,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	1,931,506
		19,858,847
	Transportation Services — 0.5%
1,610,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	1,628,451
	Treasuries — 3.5%
7,652(i )	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	1,271,480
10,155,000	U.S. Treasury Notes, 4.500%, 3/31/2026	10,101,845
		11,373,325
	Wireless — 1.0%
665,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	257,342
655,000	Altice France SA, 5.125%, 1/15/2029(a)	427,385
685,000	Altice France SA, 5.500%, 10/15/2029(a)	451,475
705,000	Altice France SA, 8.125%, 2/01/2027(a)	528,705
1,735,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,609,212
		3,274,119
	Wirelines — 1.3%
1,255,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(a)	1,182,329
1,135,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(a)	1,108,111
Principal Amount (‡)	Description	Value (†)

	Wirelines — continued
$197,625	Lumen Technologies, Inc., 4.125%, 4/15/2029(a)	$128,469
197,625	Lumen Technologies, Inc., 4.125%, 4/15/2030(a)	123,535
1,014,000	Telecom Italia Capital SA, 6.375%, 11/15/2033(a)	991,956
805,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(a)	658,205
		4,192,605
	Total Non-Convertible Bonds (Identified Cost $275,895,548)	255,143,603

Convertible Bonds — 5.3%
	Aerospace & Defense — 0.1%
285,000	Axon Enterprise, Inc., 0.500%, 12/15/2027	391,041
	Cable Satellite — 1.5%
7,350,000	DISH Network Corp., 3.375%, 8/15/2026	4,558,177
505,000	DISH Network Corp., Zero Coupon, 6.944%–33.748%, 12/15/2025(g)	371,227
160,000	Liberty Media Corp., 3.750%, 3/15/2028	166,400
		5,095,804
	Consumer Cyclical Services — 0.4%
275,000	Booking Holdings, Inc., 0.750%, 5/01/2025	578,356
185,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	219,965
320,000	Zillow Group, Inc., 1.375%, 9/01/2026	385,795
		1,184,116
	Diversified Manufacturing — 0.1%
250,000	Middleby Corp., 1.000%, 9/01/2025	266,208
	Electric — 0.2%
245,000	Evergy, Inc., 4.500%, 12/15/2027(a)	246,960
110,000	NRG Energy, Inc., 2.750%, 6/01/2048	210,925
305,000	PG&E Corp., 4.250%, 12/01/2027(a)	307,593
		765,478
	Financial Other — 0.0%
17,628	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(g)	197
94,879	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(d)	5,693
		5,890
	Healthcare — 0.1%
275,000	Insulet Corp., 0.375%, 9/01/2026	299,888
	Independent Energy — 0.1%
90,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	247,842
	Leisure — 0.5%
780,000	Carnival Corp., 5.750%, 12/01/2027	1,272,180
65,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	209,658
		1,481,838
	Media Entertainment — 0.1%
240,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	254,709
	Metals & Mining — 0.1%
158,000	U.S. Steel Corp., 5.000%, 11/01/2026	449,352
	Pharmaceuticals — 0.6%
1,740,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,661,209
400,000	Jazz Investments I Ltd., 2.000%, 6/15/2026	384,200
		2,045,409
	Technology — 1.5%
210,000	Akamai Technologies, Inc., 1.125%, 2/15/2029(a)	198,547
80,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 11/15/2024(j)	138,960
400,000	Datadog, Inc., 0.125%, 6/15/2025	579,000
260,000	Dropbox, Inc., Zero Coupon, 1.968%–2.131%, 3/01/2028(g)	236,437
67,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	194,534
405,000	Nutanix, Inc., 0.250%, 10/01/2027	472,230
415,000	ON Semiconductor Corp., 0.500%, 3/01/2029	397,570

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$155,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	$528,116
130,000	Seagate HDD Cayman, 3.500%, 6/01/2028(a)	177,385
270,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	255,015
255,000	Super Micro Computer, Inc., Zero Coupon, 0.000%, 3/01/2029(a)(j)	255,420
245,000	Vertex, Inc., 0.750%, 5/01/2029(a)	291,884
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028	64,845
1,325,000	Wolfspeed, Inc., 1.875%, 12/01/2029	730,075
425,000	Zscaler, Inc., 0.125%, 7/01/2025	570,541
		5,090,559
	Total Convertible Bonds (Identified Cost $19,553,117)	17,578,134
	Total Bonds and Notes (Identified Cost $295,448,665)	272,721,737

Senior Loans — 7.2%
	Aerospace & Defense — 0.4%
1,122,187	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.843%, 2/28/2031(c)(k)	1,124,432
154,271	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 8.085%, 8/24/2028(c)(k)	154,496
		1,278,928
	Brokerage — 0.6%
457,471	Edelman Financial Center LLC, 2024 Term Loan B, 4/07/2028(l)	457,901
714,633	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.594%, 4/07/2028(c)(k)	715,304
497,500	Eisner Advisory Group LLC, 2024 Term Loan B, 2/28/2031(l)	501,440
494,458	HighTower Holdings LLC, 2021 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.586%, 4/21/2028(c)(k)	494,923
		2,169,568
	Chemicals — 0.2%
545,875	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.844%, 8/18/2028(c)(k)	543,146
	Consumer Cyclical Services — 0.6%
814,722	Grant Thornton Advisors LLC, Term Loan B, 3 mo. USD SOFR + 3.250%, 8.597%, 6/02/2031(c)(k)	816,767
426,494	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 10.094%, 3/15/2030(c)	425,828
285,214	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.844%, 11/14/2030(c)(k)	285,999
317,867	VT Topco, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.844%, 8/09/2030(c)(k)	318,901
		1,847,495
	Electric — 0.0%
133,515	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.827%, 5/17/2030(c)(k)	134,802
64,648	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 3.500%, 8.827%, 5/17/2030(c)(k)	65,271
		200,073
	Food & Beverage — 0.2%
696,500	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.081%, 10/25/2027(c)(k)	699,112
	Healthcare — 1.3%
1,643,752	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 8.689%, 5/10/2027(c)	1,624,849
513,024	Inception Holdco SARL, 2024 USD Term Loan B, 4/18/2031(l)	515,913
331,115	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.835%, 4/18/2031(c)(k)	332,979
278,869	IVC Acquisition Ltd., 2023 USD Term Loan B, 12/12/2028(l)	279,100
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$543,273	IVC Acquisition Ltd., 2024 USD Term Loan B, 12/12/2028(l)	$543,724
925,014	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(c)(k)	923,645
		4,220,210
	Leisure — 0.4%
1,057,613	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(c)(k)	1,058,935
296,926	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(c)(k)	297,855
		1,356,790
	Media Entertainment — 1.0%
1,143,135	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.250%, 9.538%, 3/22/2031(c)(k)	1,145,284
1,144,125	Creative Artists Agency LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.594%, 11/27/2028(c)(k)	1,148,507
344,337	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.594%, 5/03/2028(c)(k)	343,762
640,000	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.823%, 2/07/2031(c)(k)	643,840
		3,281,393
	Property & Casualty Insurance — 1.6%
1,854,714	Acrisure LLC, 2024 Term Loan B6, 11/06/2030(l)	1,851,245
1,614,000	Amynta Agency Borrower, Inc., 2024 Term Loan B, 2/28/2028(l)	1,616,308
831,788	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.694%, 8/19/2028(c)	824,627
413,931	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 10.085%, 5/06/2032(c)(k)	421,348
384,120	USI, Inc., 2024 Term Loan (2029), 11/22/2029(l)	383,882
93,118	USI, Inc., 2024 Term Loan (2030), 3 mo. USD SOFR + 2.750%, 8.085%, 9/27/2030(c)(k)	93,079
		5,190,489
	Technology — 0.9%
835,905	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 8.579%, 5/01/2031(c)(k)	830,681
273,664	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.708%, 12/16/2025(c)(k)	273,579
1,634,129	Fortress Intermediate 3, Inc., Term Loan B, 6/27/2031(l)	1,634,129
197,000	UKG, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.576%, 2/10/2031(c)(k)	197,640
		2,936,029
	Total Senior Loans (Identified Cost $23,691,120)	23,723,233

Shares
Common Stocks— 6.2%
	Aerospace & Defense — 0.3%
2,352	Lockheed Martin Corp.	1,098,619
	Air Freight & Logistics — 0.1%
3,644	United Parcel Service, Inc., Class B	498,681
	Banks — 0.2%
2,689	JPMorgan Chase & Co.	543,877
	Beverages — 0.1%
7,315	Coca-Cola Co.	465,600
	Biotechnology — 0.6%
7,596	AbbVie, Inc.	1,302,866
7,000	BioMarin Pharmaceutical, Inc.(f)	576,310
		1,879,176

Shares	Description	Value (†)
	Capital Markets — 0.1%
234	BlackRock, Inc.	$184,233
1,998	Morgan Stanley	194,186
		378,419
	Chemicals — 0.1%
565	Linde PLC	247,928
	Communications Equipment — 0.1%
8,443	Cisco Systems, Inc.	401,127
	Construction Materials — 0.1%
64,437	Cemex SAB de CV, ADR	411,752
	Consumer Staples Distribution & Retail — 0.2%
468	Costco Wholesale Corp.	397,795
5,666	Walmart, Inc.	383,645
		781,440
	Containers & Packaging — 0.1%
939	Packaging Corp. of America	171,424
	Electric Utilities — 0.2%
5,003	Duke Energy Corp.	501,451
	Electrical Equipment — 0.1%
2,107	Emerson Electric Co.	232,107
	Financial Services — 0.1%
828	Mastercard, Inc., Class A	365,280
	Ground Transportation — 0.1%
1,305	Union Pacific Corp.	295,269
	Health Care Equipment & Supplies — 0.1%
4,161	Abbott Laboratories	432,370
	Health Care Providers & Services — 0.6%
2,129	Elevance Health, Inc.	1,153,620
1,401	UnitedHealth Group, Inc.	713,473
		1,867,093
	Hotels, Restaurants & Leisure — 0.2%
7,074	Starbucks Corp.	550,711
	Household Products — 0.2%
3,407	Procter & Gamble Co.	561,882
	IT Services — 0.0%
305	Accenture PLC, Class A	92,540
	Life Sciences Tools & Services — 0.1%
574	Thermo Fisher Scientific, Inc.	317,422
	Machinery — 0.1%
1,056	Deere & Co.	394,553
	Media — 0.5%
110,256	Altice USA, Inc., Class A(f)	224,922
18,600	Comcast Corp., Class A	728,376
27,529	iHeartMedia, Inc., Class A(f)	30,007
64,946	Paramount Global, Class B	674,789
		1,658,094
	Oil, Gas & Consumable Fuels — 0.3%
42,669	Battalion Oil Corp.(f)	142,514
4,073	Exxon Mobil Corp.	468,884
8,946	Williams Cos., Inc.	380,205
		991,603
	Pharmaceuticals — 0.4%
12,971	Bristol-Myers Squibb Co.	538,686
1,640	Johnson & Johnson	239,702
4,489	Merck & Co., Inc.	555,738
		1,334,126
	Real Estate Management & Development — 0.0%
49,312	China Aoyuan Group Ltd.(f)	944
	Semiconductors & Semiconductor Equipment — 0.4%
342	Broadcom, Inc.	549,091
2,973	Microchip Technology, Inc.	272,030
3,184	QUALCOMM, Inc.	634,189
		1,455,310
	Software — 0.2%
1,210	Microsoft Corp.	540,810
Shares	Description	Value (†)
	Specialized REITs — 0.1%
2,429	American Tower Corp.	$472,149
	Specialty Retail — 0.1%
1,261	Home Depot, Inc.	434,087
	Technology Hardware, Storage & Peripherals — 0.3%
4,375	Apple, Inc.	921,463
321	IQOR US, Inc.(f)	742
		922,205
	Trading Companies & Distributors — 0.1%
3,854	Fastenal Co.	242,185
	Total Common Stocks (Identified Cost $27,118,872)	20,540,234

Principal Amount (‡)
Collateralized Loan Obligations — 1.6%
$920,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 12.086%, 7/20/2034(a)(c)	924,540
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 11.686%, 10/20/2034(a)(c)	730,004
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3 mo. USD SOFR + 6.622%, 11.946%, 4/21/2034(a)(c)	739,009
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD SOFR + 6.512%, 11.836%, 7/02/2035(a)(c)	986,773
470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.740%, 1/15/2035(a)(c)	472,495
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.640%, 10/15/2034(a)(c)	734,671
285,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 12.089%, 10/18/2034(a)(c)	275,910
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.736%, 1/20/2035(a)(c)	444,236
	Total Collateralized Loan Obligations (Identified Cost $5,292,577)	5,307,638

Shares
Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.3%
	Brokerage — 0.2%
8,373	Apollo Global Management, Inc., 6.750%	549,353
	Electric — 0.1%
6,650	NextEra Energy, Inc., 7.299%	329,108
	Midstream — 0.0%
3,408	El Paso Energy Capital Trust I, 4.750%	161,335
	Total Convertible Preferred Stocks (Identified Cost $1,017,738)	1,039,796

Non-Convertible Preferred Stocks — 0.2%

Shares	Description	Value (†)

	Home Construction — 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	$388,724
	Other REITs — 0.1%
3,352	Prologis, Inc., Series Q, 8.540%	182,684
	Total Non-Convertible Preferred Stocks (Identified Cost $192,273)	571,408
	Total Preferred Stocks (Identified Cost $1,210,011)	1,611,204

Principal Amount (‡)
Short-Term Investments — 4.0%
$13,152,537	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $13,156,374 on 7/01/2024 collateralized by $13,551,400 U.S. Treasury Note, 4.125% due 6/15/2026 valued at $13,415,663 including accrued interest(m) (Identified Cost $13,152,537)	13,152,537
	Total Investments — 102.4% (Identified Cost $365,913,782)	337,056,583
	Other assets less liabilities — (2.4)%	(8,029,159)
	Net Assets — 100.0%	$329,027,424

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to
$200,556,529 or 61.0% of net assets.

(b)	Perpetual bond with no specified maturity date.

(c)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2024, interest payments were made in principal.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2024, interest payments were made in cash.

(i)	Amount shown represents units. One unit represents a principal amount of 1,000.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/18/2024	EUR	S	445,000	$484,841	$478,350	$6,491
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$272,721,737	$ —	$272,721,737
Senior Loans(a)	—	23,723,233	—	23,723,233
Common Stocks
Real Estate Management & Development	—	944	—	944
Technology Hardware, Storage & Peripherals	921,463	742	—	922,205
All Other Common Stocks(a)	19,617,085	—	—	19,617,085
Total Common Stocks	20,538,548	1,686	—	20,540,234
Collateralized Loan Obligations	—	5,307,638	—	5,307,638
Preferred Stocks
Convertible Preferred Stocks(a)	1,039,796	—	—	1,039,796
Non-Convertible Preferred Stocks
Home Construction(a)	388,724	—	—	388,724
Other REITs	—	182,684	—	182,684
Total Non-Convertible Preferred Stocks	388,724	182,684	—	571,408
Total Preferred Stocks	1,428,520	182,684	—	1,611,204
Short-Term Investments	—	13,152,537	—	13,152,537
Total Investments	21,967,068	315,089,515	—	337,056,583
Forward Foreign Currency Contracts (unrealized appreciation)	—	6,491	—	6,491
Total	$21,967,068	$315,096,006	$ —	$337,063,074

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of June 30, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The following is a summary of derivative instruments for the Fund, as of June 30, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$6,941
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2024, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at June 30, 2024 (Unaudited)
Technology	8.4%
Cable Satellite	7.9
Midstream	5.4
Independent Energy	5.3
Property & Casualty Insurance	5.0
Leisure	4.4
Pharmaceuticals	4.4
Finance Companies	4.2
Aerospace & Defense	4.1
Treasuries	3.5
Consumer Cyclical Services	3.3
Healthcare	3.1
Chemicals	2.6
Metals & Mining	2.5
Media Entertainment	2.4
Restaurants	2.0
Other Investments, less than 2% each	28.3
Collateralized Loan Obligations	1.6
Short-Term Investments	4.0
Total Investments	102.4
Other assets less liabilities (including forward foreign currency contracts)	(2.4)
Net Assets	100.0%